Intangibles	12 Months Ended
Dec. 31, 2019
XL Hybrids, Inc [Member]
Intangibles
Note 12. Intangibles
Intangible assets consist of developed technology acquired during 2019. The gross value of $863 is being amortized over a useful life of 4 years. Accumulated amortization was $54 at December 31, 2019.

Approximate annual aggregate amortization expense of the intangibles for the years subsequent to December 31, 2019 is as follows:

Years ending December 31:
2020	$216
2021	216
2022	216
2023	162

Total amortization	$809

Amortization expense recognized on intangible assets was $72 and $0 for the years ended December 31, 2019 and 2018, respectively.